UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mediatel Partners
Address:  201 Main Street, Suite 2600
          Fort Worth, Texas  76102

Form 13F File Number:  28-6089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham        Fort Worth, Texas    February 13, 2003



Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $87,990     (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
AT&T CORP        COM NEW   001957505   31332   1200000   SH               Sole       1200000
AT&T WIRELESS
 SVCS INC            COM   00209A106   10909   1930800   SH               Sole       1930800
COMCAST CORP NEW    CL A   20030N101   45749   1941000   SH               Sole       1941000
